[Union Central Life Insurance Company Logo]
                                                                 5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

November 12, 2008

                                            Via EDGAR and overnight express mail

Sally Samuel, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:      The Union Central Life Insurance Company and
         Carillon Life Account, 1940 Act No. 811-09076
         Excel Performance VUL, 1933 Act No. 333-151914
         Pre-Effective Amendment to Registration Statement on Form N-6

         Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Samuel:

Ameritas Life Insurance Corp. provides legal and administrative services for its affiliates, including The Union Central Life Insurance Company ("Depositor" and "Union Central") and Union Central's separate accounts. We are submitting this Pre-Effective Amendment on behalf of Union Central and Carillon Life Account ("Registrant" and "Separate Account"). We have also enclosed a courtesy paper copy of the prospectus and Statement of Additional Information ("SAI"), red-lined for the revisions discussed below.

The Registrant is requesting selective review of this Pre-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

     (i) The initial Form N-6 filing for Registration Statement No. 333-151914 was submitted via EDGAR and by overnight mail to the Division of Investment Management on June 25, 2008. We received a letter dated August 21, 2008, stating that the Division's Office of Insurance Products staff had reviewed the registration statement. The staff reviewed Correspondence of our initial response and provided additional comments by telephone on September 26 and October 31, 2008.

     (ii) In addition to the initial registration statement, discussed at (i) above, precedent to this filing is based on the following filings:

          (a) Our responses to staff comments on the initial Registration Statement was submitted by EDGAR and overnight mail as Correspondence on September 17, 2007 and additional Correspondence was similarly filed on October 10, October 31, and November 5, 2008 (this last filing was submitted for a related filing, Registration No. 333-151913).

          (b) The Rule 485(a) filing for Registration Statement No. 333-142483 submitted and declared effective on September 24, 2008, for the limited purpose of text found in the "Adding, Deleting, or Substituting Variable Investment Options" section of that prospectus.

     (iii) Material changes since the initial registration filing incorporate revisions in response to staff comments, as documented in the Correspondence and related filing identified at (ii), above.

     (iv) Audited financial statements and updated Exhibits are included with this filing.

Changes since the initial registration, including revisions submitted by Correspondence on September 17, October 10, October 31, and November 5, 2008, are redlined on the draft Word document enclosed. All revisions are summarized as follows, using your initial comment letter as the primary guide. Descriptions of changes since our last Correspondence for this product are shown in bold.

1. Policy Summary. We fully revised the Policy Summary section of the prospectus to discuss more completely the risks identified in Form N-6 Item 2(b). (Pages 3-5)

2. Fee Table. We re-confirmed underlying portfolio data with the fund companies and corrected the portfolio expense chart for acquired fund fees and footnotes previously not provided by the fund companies, changes in fund and portfolio names, a fund name change, and a substitution made by a fund. We added a note regarding acquired fund fees to the expense chart. (Pages 9-12) We also updated the underlying portfolio objective chart for changes in fund and portfolio names, as well as a change in reference to a subadviser. (Pages 15-16)

3. Adding, Deleting, or Substituting Variable Investment Options. We revised the prospectus consistent with text in the Rule 485(a) filing referenced at
     (ii) (b), above, removing the money market subaccount as the default when a portfolio is eliminated (Page 16), or if the value in a subaccount falls below $100 (Transfer Rules, Page 18). Then, in response to your comment received October 31, we further revised the text and format of this section to make it more readable, consistent with the Correspondence filed on November 5, 2008 for Registration No. 333-151913.

4. Transfer Rules. This section was revised to state that transfers must be received by the close of the New York Stock Exchange. Following your comments on October 31, we further revised the Transfer Rules to include the complete statement that: "Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time)." (Page 17)

5. Disruptive Trading Procedures. Disclosure regarding Rule 22c-2 was identified, and this comment was resolved by telephone on September 4, 2008.

6. Premium Requirements and Allocating Premium. We revised text to clarify that a postponement of crediting payment made by personal check would apply only to initial premium. (Page 22) We also revised text to clarify that the Account Value transferred pursuant to Policy Owner allocation instructions on the Right to Examine Transfer Date will include performance results. (Page 23) On October 31, you commented that the phrase "performance results" should be clarified to read "investment performance results." We made that change on Page 23. You also noted that the Allocating Premium section appeared to be inconsistent with the "Right to Examine" Period section (on Page 27) regarding whether premium received and placed in our general account prior to Policy issuance is credited with interest. After discussion with our actuary, we learned that premium received pending issuance of a Policy does not earn interest. Therefore, we deleted the mention of interest in the section on Allocating Premium (Page 23). (No further change was needed to Page 27 for this concern.)

7. Suicide. We deleted the last sentence in this section in response to your comment that material riders and features should be identified in the prospectus. (Page 25)

8. Beneficiary. You initially commented that we should define "common disaster." After discussion regarding the use of this term in the product's Policy form, it was determined that we should match prospectus text to the Policy language. (Page 26)

9. Minor Owner or Beneficiary. We removed reference to state provisions that may not apply in New York. (Page 27) The Policy form does not differentiate whether or not a beneficiary is a minor. By further comment you questioned whether the word "Generally" applies when the Policy will be issued in only one state. In New York, a minor may own or be a beneficiary of a life policy under certain limited conditions. However, because of the detail and limitations of these situations, and since we do not want to be in the position of providing legal advice to prospective policy owners, we are leaving this text as is, which describes the position we believe applies to most minors in the State of New York ("Generally"), but allows for situations which may fall with the limited conditions described under New York law.

10. "Free Look" Rights. We revised the heading of this section to read "Right to Examine" Period, to be consistent with Policy language, which we filed in the Sate of New York. We also added that the Policy should be returned by the date the right to examine period expires. (Page 27)

11. State Specific Policy - Union Central / Carillon Life Account. Since this product will initially be offered only in the State of New York, we revised and deleted text on pages 1, 3, 12, 13, 25, 27, and 37 to be consistent with New York requirements and not reference other states.

12. Financial Statements, Exhibits, and Other Information. We have included audited Union Central and Carillon Life Account financial statements for the periods ending December 31, 2007 in this pre-effective amendment. We also have included all current exhibits. No reinsurance treaties are in place. We will file applicable treaties by post-effective amendment after the agreements are finalized.

Changes made and reported in our Correspondence filings included correcting the reinstatement age (Page 26) and adding disclosure to the Distribution of the Policy section regarding payments made in 2007 (Page 36). Other minor corrections to capitalize defined terms were made on Pages 13, 26, 30, 31, and 34.

We plan to formally ask that the effective date of this registration be accelerated to December 2, 2008 by a separate letter submitted with this Pre-Effective amendment filing.

We acknowledge that we are responsible for the accuracy and adequacy of the disclosure in the filing. We have provided all information investors require for an informed decision. Since the Separate Account and its management are in possession of all facts relating to the Separate Account's disclosure, we are responsible for the accuracy and adequacy of the disclosures we have made.

We further acknowledge that:

     o Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

     o The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Separate Account from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

     o The Separate Account may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847.

Sincerely,

/s/  Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel

Enclosure